Share warrant obligation (Tables)	12 Months Ended
Dec. 31, 2023
Share warrant obligation.
Schedule of fair value of warrants

	December 31, 2023	December 31, 2022
Risk free rate	n/a	forward USD overnight index swap (OIS) rates (curve 42)
Volatility	n/a	forward implied volatility rates based on volatilities of publicly traded peers
Starting share price	n/a	4.63
Expected warrant life (years)	n/a	3.7

Schedule of warrant obligation

		Private
	Public Warrants	Warrants	Total
Balance at January 1, 2022	10,372	11,657	22,029
Fair value adjustment	(2,797)	(6,197)	(8,994)
Balance at December 31, 2022	7,575	5,460	13,035

		Private
	Public Warrants	Warrants	Total
Balance at January 1, 2023	7,575	5,460	13,035
Fair value adjustment	(6,723)	(5,034)	(11,757)
Balance at December 31, 2023	852	426	1,278